BUSINESS COMBINATIONS: - Summary of fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 456,354	$ 240,299
Tapjoy Inc
Business Acquisition [Line Items]
Cash	$ 33,165
Accounts receivable	52,024
Other current assets	1,257
Operating lease right-of-use asset	4,496
Property, equipment and software	465
Goodwill	216,055
Technology	118,900
Customer relationships	33,300
Trade name	5,700
Other assets	359
Accounts payable	39,349
Other current liabilities	19,791
Operating lease liabilities	(4,913)
Deferred tax liabilities	9,768
Other non-current liabilities	648
Net assets acquired	$ 391,252